DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION	12 Months Ended
Dec. 31, 2023
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION
NOTE 4:-	DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

Amendment to IAS 1, "Presentation of Financial Statements":

In January 2020, the IASB issued an amendment to IAS 1, "Presentation of Financial Statements" regarding the criteria for determining the classification of liabilities as current or non-current ("the Original Amendment"). In October 2022, the IASB issued a subsequent amendment ("the Subsequent Amendment").

According to the Subsequent Amendment:

•	Only financial covenants with which an entity must comply on or before the reporting date will affect a liability's classification as current or non-current.

•
In respect of a liability for which compliance with financial covenants is to be evaluated within twelve months from the reporting date, disclosure is required to enable users of the financial statements to assess the risks related to that liability. The Subsequent Amendment requires disclosure of the carrying amount of the liability, information about the financial covenants, and the facts and circumstances at the end of the reporting period that could result in the conclusion that the entity may have difficulty in complying with the financial covenants.

According to the Original Amendment, the conversion option of a liability affects the classification of the entire liability as current or non-current unless the conversion component is an equity instrument.

The Original Amendment and Subsequent Amendment are both effective for annual periods beginning on or after January 1, 2024 and must be applied retrospectively. Early adoption is permitted.

The above Amendments are not expected to have a material impact on the Company's consolidated financial statements.